LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-A

COLLECTION PERIOD:                         DECEMBER 1-31, 2006               PAYMENT DATE:     JAN 16 2007
DETERMINATION DATE:                        JAN 09 2007                       REPORT BRANCH:    2061
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                                                                                                                        OVERCOLLAT-
INITIAL DEAL                                  TOTAL        CLASS A-1      CLASS A-2        CLASS A-3       CLASS A-4    ERALIZATION
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Class Percentages                                 100.00%         18.15%           32.44%         20.00%          29.41%     0.00%
Initial Pool Balance                       381,692,856.42  69,277,253.44   123,838,126.75  76,338,571.28  112,238,904.95      0.00
Prefunding                                  68,307,143.58  12,397,746.56    22,161,873.25  13,661,428.72   20,086,095.05      0.00
Total Balance                              450,000,000.00  81,675,000.00   146,000,000.00  90,000,000.00  132,325,000.00      0.00
Note Balance Total                         450,000,000.00  81,675,000.00   146,000,000.00  90,000,000.00  132,325,000.00
Number of Contracts                                19,753
Class Pass Through Rates                                          5.150%           5.364%         5.418%          5.500%
Servicing Fee Rate                               1.75000%
Indenture Trustee Fee                            0.00300%
Custodian Fee                                    0.02000%
Backup Servicer Fee                              0.02000%
Insurance Premium Fee                            0.17500%
Class C Certificate Rate                         5.00000%

Initial Weighted Average APR                     11.8408%
Initial Weighted Average Monthly Dealer
  Participation Fee Rate                           0.000%
Initial Weighted Average Adjusted APR
  (net of Monthly Dealer Participation)
  of Remaining Portfolio                         11.8408%
Initial Weighted Average Remaining Term             65.79
Initial Weighted Average Original Term              68.71
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CURRENT MONTH CERTIFICATE                                                                                               OVERCOLLAT-
      BALANCES                                TOTAL        CLASS A-1      CLASS A-2        CLASS A-3       CLASS A-4    ERALIZATION
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BOP:
Prior Month Pool Balance                   353,997,235.14           0.00   131,672,235.14  90,000,000.00  132,325,000.00      0.00
Prefunding Pool Balance                              0.00           0.00             0.00           0.00            0.00      0.00
Total Pool Balance                         353,997,235.14           0.00   131,672,235.14  90,000,000.00  132,325,000.00      0.00
Total Note Balance                         345,459,799.52           0.00   123,134,799.52  90,000,000.00  132,325,000.00

EOP:
Number of Current Month Closed Contracts              492
Number of Reopened Loans                             0.00
Number of Contracts - EOP                          19,074
Pool Balance - EOP                         341,693,827.64              -   119,368,827.64  90,000,000.00  132,325,000.00      0.00
Prefunding Pool Balance                              0.00           0.00             0.00           0.00            0.00      0.00
Total Pool Balance  -  EOP                 341,693,827.64              -   119,368,827.64  90,000,000.00  132,325,000.00      0.00
Total Note Balance - EOP                   332,642,652.64              -   110,317,652.64  90,000,000.00  132,325,000.00

Class Collateral Pool Factors                  0.73920589     0.00000000       0.75560036     1.00000000      1.00000000

Weighted Average APR of Remaining Portfolio     11.85617%
Weighted Average Monthly Dealer
  Participation Fee Rate                         0.00000%
Weighted Average Adjusted APR (net
  of Monthly Dealer Participation)
  of Remaining Portfolio                        11.85617%
Weighted Average Remaining Term                     59.22
Weighted Average Original Term                      68.87

                                                                     Page 1 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-A

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TOTAL DISTRIBUTION AMOUNT                                                                                             CONTRACTS
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      Monthly Payments:          Principal                                                    5,307,360.04
                                 Interest                                                     3,299,507.34
      Early Payoffs:             Principal Collected                                          5,801,052.44
                                 Early Payoff Excess Servicing Compensation                          33.26
                                 Early Payoff Principal Net of Rule of 78s Adj.               5,801,019.18               421
                                 Interest                                                        66,346.76
      Liquidated Receivable:     Principal Collected                                             17,395.68
                                 Liquidated Receivable Excess Servicing Compensation                  0.00
                                 Liquidated Receivable Principal Net of Rule of 78s Adj.         17,395.68                70
                                 Interest                                                           491.06
      Purchase Amount:           Principal                                                       10,586.78                 1
                                 Interest                                                            96.86
                                                 Total Principal                             11,136,361.68
                                                 Total Interest                               3,366,442.02
                                                 Total Principal and Interest                14,502,803.70
      Recoveries                                                                                442,239.29
      Excess Servicing Compensation                                                                  33.26
      Late Fees & Miscellaneous Fees                                                             66,632.99
      Collection Account Customer Cash                                                       15,011,709.24
      ADDITIONAL COLLECTION ACCOUNT CASH:
      Collection Account Investment Income                                                       53,627.74
      Prefunding Account Investment Income                                                            6.74
      Mandatory Special Redemption                                                                    0.00
      Available Funds                                                                        15,065,343.72

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                                                                                             DISTRIBUTION         SHORTFALL / DRAW
DISTRIBUTION                                                                                     AMOUNT           DEFICIENCY CLAIM
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                                                                                             15,065,343.72
Monthly Dealer Participation Fee                                                 0.00        15,065,343.72              0.00
Prior Unpaid Dealer Participation Fee                                            0.00        15,065,343.72
Servicing Fees:                  Current Month Servicing Fee               516,245.97
                                 Prior Period Unpaid Servicing Fee               0.00
                                 Late Fees & Miscellaneous Fees             66,632.99
                                 Excess Servicing Compensation                  33.26
                                                 Total Servicing Fees:     582,912.22        14,482,431.50              0.00
Indenture Trustee Fee                                                          863.65        14,481,567.85              0.00
Custodian Fee                                                                5,899.95        14,475,667.90              0.00
Backup Servicer Fee                                                          5,899.95        14,469,767.95              0.00
Prior Unpaid Indenture Trustee Fee                                               0.00        14,469,767.95              0.00
Prior Unpaid Custodian Fee                                                       0.00        14,469,767.95              0.00
Prior Unpaid Backup Servicer Fee                                                 0.00        14,469,767.95              0.00

                                                                     Page 2 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-A

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                                                                                             DISTRIBUTION         SHORTFALL / DRAW
DISTRIBUTION CONTINUED                                                                           AMOUNT           DEFICIENCY CLAIM
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Class A-1 Note Interest:         Current Month                                   0.00        14,469,767.95              0.00
                                 Prior Carryover Shortfall                       0.00        14,469,767.95
Class A-2 Note Interest:         Current Month                             550,412.55        13,919,355.40              0.00
                                 Prior Carryover Shortfall                       0.00        13,919,355.40
Class A-3 Note Interest:         Current Month                             406,350.00        13,513,005.40              0.00
                                 Prior Carryover Shortfall                       0.00        13,513,005.40
Class A-4 Note Interest:         Current Month                             606,489.58        12,906,515.82              0.00
                                 Prior Carryover Shortfall                       0.00        12,906,515.82
Principal Payment Amount:        Current Month                           3,765,971.88         9,140,543.94              0.00
                                 Prior Carryover Shortfall                       0.00         9,140,543.94
Certificate Insurer:             Reimbursement Obligations                       0.00         9,140,543.94              0.00
                                 Premium                                    48,510.39         9,092,033.55              0.00
Class C Interest Payment Amount
                                 Current Month                              65,625.00         9,026,408.55              0.00
                                 Prior Carryover Shortfall                       0.00         9,026,408.55              0.00
Supplemental Enhancement Account                 Reimbursement                   0.00         9,026,408.55              0.00
Expenses:                        Trust Collateral Agent                          0.00         9,026,408.55              0.00
                                 Indenture Trustee                               0.00         9,026,408.55              0.00
                                 Backup Servicer                                 0.00         9,026,408.55              0.00
                                 Custodian                                       0.00         9,026,408.55              0.00
Distribution to (from) the Spread Account                                9,026,408.55                 0.00
Distribution (from) the Supplemental Enhancement Account                         0.00                 0.00

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LIQUIDATED RECEIVABLES
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                                                                                                           Cumulative Cram Down Loss
Liquidated Receivables and Cram Down Loss:                                                                 Balance            Units
      BOP Liquidated Receivable Principal Balance      1,184,441.50        BOP Cram Down loss Balance        0.00             0.00
      Current Month Cram Down Loss                             0.00        Current Month Cram Down Loss      0.00             0.00
      Liquidation Principal Proceeds                      17,395.68
      Principal Loss                                   1,167,045.82
      Prior Month Cumulative Principal Loss LTD        3,899,040.52
      Cumulative Principal Loss LTD                    5,066,086.34        Cumulative Cram Down Loss         0.00             0.00

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STATISTICAL INFORMATION
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                                                                           % OF TOTAL POOL
DELINQUENCY STATUS:               # OF CONTRACTS         AMOUNT                BALANCE
      Current                             14,518     258,240,011.02            75.58%
      1-29 Days                            4,106      76,419,579.45            22.36%
      30-59 Days                             271       4,203,192.14             1.23%
      60-89 Days                              87       1,382,806.55             0.40%
      90-119 Days                             68       1,031,238.82             0.30%
      120 Days or More                        24         416,999.66             0.12%
                           Total          19,074     341,693,827.64           100.00%

                                                                     Page 3 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-A

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STATISTICAL INFORMATION CONTINUED
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TRIGGER ANALYSIS:
(SEE PAGE 6 OF 6 FOR TRIGGER AND EVENT OF DEFAULT THRESHOLDS)
                                                      Trigger              Trigger          Event of Default       Event of
                                  Current Month      Threshold              Event              Threshold            Default

Average Delinquency Ratio               1.48992%       4.25%                 NO                  6.25%                NO
Cumulative Default Rate                    1.51%       3.73%                 NO                  4.31%                NO
Cumulative Loss Rate                       0.67%       1.96%                 NO                  2.37%                NO

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STATISTICAL INFORMATION CONTINUED
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REPOSSESSION STATISTICS:
                               CERTIFICATE INVENTORY                                               RECOVERY INVENTORY
                                # OF CONTRACTS        AMOUNT *                                        # OF CONTRACTS       AMOUNT *
Prior Month Inventory                       24      575,770.53               Prior Month Inventory                10     150,412.94
Repurchased                                  0            0.00                         Repurchased                0           0.00
Adjusted Prior Month Inventory              24      575,770.53      Adjusted Prior Month Inventory                10     150,412.94
Current Month Repos                         11      231,026.22                 Current Month Repos                44     678,976.25
Repos Actually Liquidated                   22      518,710.26        Repos from Trust Liquidation                 0           0.00
Repos Liquidated at 60+ or 150+              0            0.00           Repos Actually Liquidated                41     502,929.88
Dealer Payoff                                0            0.00                       Dealer Payoff                 0           0.00
Redeemed / Cured                             1       14,411.66                    Redeemed / Cured                 0           0.00
Purchased Repos                              0            0.00                     Purchased Repos                 0           0.00
Current Month Inventory                     12      273,674.83             Current Month Inventory                13     326,459.31
                               * The Prior Month Inventory reported this month
may differ due to Payment or NSF activity.

LIQUIDATED RECEIVABLE AND CRAM DOWN LOSS STATISTICS:
                                 # OF CONTRACTS              AMOUNT
Current Month Balance                         70       1,184,441.50
Cumulative Balance                           288       5,085,528.17
Current Month Proceeds                                    17,886.74
Cumulative Proceeds                                       16,363.71
Current Month Recoveries                                 442,239.29
Cumulative Recoveries                                  2,042,772.28

                                                 RECEIVABLES LIQUIDATED AT 150 OR               CUMULATIVE RECEIVABLES
                                                  MORE DAYS DELINQUENT, 60 OR MORE              LIQUIDATED AT 150+ AND 60+:
                                                 DAYS PAST THE DATE AVAILABLE FOR SALE
                                                 AND BY ELECTION:
                                                            Balance                 Units                 Balance            Units
Prior Month                                               36,812.28                     3                5,086.64                2
Current Trust Liquidation Balance                          3,513.91                     2                3,513.91                2
Current Monthly Principal Payments                           435.14
Cram Down Loss                                                 0.00
Reopened Loan Due to NSF                                    (374.17)                    4
Current Repurchases                                            0.00                     0
Current Recovery Sale Proceeds                                 0.00                    -3
Deficiency Balance of Sold Vehicles                            0.00                     0
EOP                                                       40,387.16                     6                8,600.55                4

                                                                     Page 4 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-A

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STATISTICAL INFORMATION CONTINUED
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      SPREAD ACCOUNT RECONCILIATION
                                                                                          REQUISITE AMOUNT:         5,625,000.01

Initial Deposit                                                              4,771,160.71
BOP Balance                                                                  5,625,000.01
Subsequent Transfer Required Deposit                                                 0.00
Remaining Distribution Amount                                                9,026,408.55
Investment Income                                                               24,766.45
Current Month Draw                                                                   0.00
EOP Balance Prior to Distribution                                           14,676,175.01

Spread Account Release Amount                                                9,051,175.00

EOP Balance                                                                  5,625,000.01

Class A Principal Payment Amount                                             9,051,175.00
Class C Supplemental Interest and Carryover Shortfall                                0.00
Class R Certificateholder Distribution                                               0.00

      CLASS C SUPPLEMENTAL ENHANCEMENT ACCOUNT

Total Deposit                                                               15,750,000.00
BOP Balance                                                                 15,750,000.00
Supplemental Enhancement Account Deposit                                             0.00
Current Month Draw                                                                   0.00
Supplemental Enhancement Account Investment Earnings                            71,412.76
Supplemental Enhancement Account Investment Earnings Amount to
      Class C Certificateholder                                                (71,412.76)
Class C Supplemental Enhancement Amount Before Release                      15,750,000.00

Supplemental Enhancement Account Release Amount                                      0.00

EOP Balance                                                                 15,750,000.00

OVERCOLLATERALIZATION AMOUNT                                                 9,051,175.00

CURRENT MONTH TOTAL ENHANCEMENT AMOUNT                                      30,426,175.01                8.90%

REQUIRED TOTAL ENHANCEMENT AMOUNT                                           30,752,444.49                9.00%

          PREFUNDING ACCOUNT RECONCILIATION

      Initial Deposit                                                       68,307,143.58
      BOP Balance                                                                    0.00
      Subsequent Transfer                                                            0.00
      Investment Income Earned                                                       6.74
      Investment Income Deposited to Note Account                                   (6.74)
      Mandatory Special Redemption                                                   0.00
      Remaining Prefunding Balance                                                                        0.00
      Undistributed Investment Income                                                                     0.00
      EOP Balance Before Release to Servicer                                                              0.00
      Prefunding Account Balance Released to Servicer                                0.00
      EOP Balance                                                                    0.00

                                                                     Page 5 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-A
TRIGGER EVENT AND EVENT OF DEFAULT THRESHOLDS:

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        CUMULATIVE LOSS:                                                CUMULATIVE GROSS DEFAULT:
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          UP TO MONTH          TRIGGER EVENT   EVENT OF DEFAULT          UP TO MONTH         TRIGGER EVENT     EVENT OF DEFAULT
               3                   0.79%            1.02%                     3                  1.57%               1.85%
               6                   1.57%            1.87%                     6                  3.13%               3.39%
               9                   1.96%            2.37%                     9                  3.73%               4.31%
               12                  3.13%            3.39%                    12                  5.88%               6.15%
               15                  3.56%            3.85%                    15                  6.77%               7.00%
               18                  4.28%            4.61%                    18                  8.56%               8.39%
               21                  4.66%            5.39%                    21                  8.98%               9.80%
               24                  5.17%            5.85%                    24                  9.40%              10.63%
               27                  5.50%            6.31%                    27                  10.00%             11.48%
               30                  6.00%            6.76%                    30                  10.91%             12.30%
               33                  6.34%            7.24%                    33                  11.52%             13.15%
               36                  6.67%            7.54%                    36                  12.12%             13.71%
               39                  6.83%            7.69%                    39                  12.43%             13.98%
               42                  7.00%            8.00%                    42                  12.72%             14.54%
               45                  7.00%            8.00%                    45                  12.72%             14.54%
               48                  7.00%            8.00%                    48                  12.72%             14.54%
               51                  7.00%            8.00%                    51                  12.72%             14.54%
               54                  7.00%            8.00%                    54                  12.72%             14.54%
               57                  7.00%            8.00%                    57                  12.72%             14.54%
               60                  7.00%            8.00%                    60                  12.72%             14.54%
               63                  7.00%            8.00%                    63                  12.72%             14.54%
               66                  7.00%            8.00%                    66                  12.72%             14.54%
               69                  7.00%            8.00%                    69                  12.72%             14.54%
               72                  7.00%            8.00%                    72                  12.72%             14.54%
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   AVERAGE DELINQUENCY RATIO:
   --------------------------------------------------------------
          UP TO MONTH          TRIGGER EVENT   EVENT OF DEFAULT
               12                  4.25%            6.25%
               24                  5.25%            7.25%
               72                  6.25%            8.25%
   --------------------------------------------------------------

                                                                     Page 6 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-A

Long Beach Acceptance Corp., as Servicer, certifies that all computations presented reflect accurate information as of December 31, 2006 and were performed in conformity with the Sale and Servicing Agreement dated May 1, 2006.

/s/ Maureen E. Morley
---------------------------------
Maureen E. Morley
Vice President and Controller

                                                                     Page 7 of 7